Investments - Schedule of Net Assets (Details) - EBP QACA - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Non-interest bearing accounts	$ 0	$ 100,722,129
Net assets available for benefits	8,696,840,656	7,918,041,830
Investments in Master Trust at fair value	8,013,334,108	7,094,465,848
Master Trust Balances
EBP, Master Trust [Line Items]
Investments, at fair value	24,610,713,439	21,345,771,680
Investments, at contract value	1,881,240,870	2,067,192,778
Non-interest bearing accounts	1,154,463	1,297,855
Net pending trades payables and interest receivable	(2,793,266)	(10,794,865)
Net assets available for benefits	26,490,315,506	23,403,467,448
Master Trust Balances | Participant-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments, at fair value	1,434,789,053	1,184,207,393
Master Trust Balances | General Dynamics Corporation common stock
EBP, Master Trust [Line Items]
Investments, at fair value	4,620,991,283	3,946,210,540
Master Trust Balances | Investments in other equity securities
EBP, Master Trust [Line Items]
Investments, at fair value	1,949,909,396	2,147,981,194
Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	159,953,112	217,045,032
Master Trust Balances | Interest bearing cash
EBP, Master Trust [Line Items]
Investments, at fair value	59,218,212	54,350,752
Master Trust Balances | Overnight deposit accounts
EBP, Master Trust [Line Items]
Investments, at fair value	19,860,221	26,917,938
Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	16,240,201,229	13,497,262,839
Master Trust Balances | US government
EBP, Master Trust [Line Items]
Investments, at fair value	57,127,990	116,145,461
Master Trust Balances | Mortgage and asset-backed
EBP, Master Trust [Line Items]
Investments, at fair value	29,403,943	62,918,508
Master Trust Balances | Foreign government
EBP, Master Trust [Line Items]
Investments, at fair value	5,131,051	6,170,183
Master Trust Balances | Corporate debt
EBP, Master Trust [Line Items]
Investments, at fair value	34,127,949	86,561,840
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Investments, at fair value	8,013,769,407	7,097,651,009
Investments, at contract value	579,395,192	632,944,704
Non-interest bearing accounts	505,683	520,696
Net pending trades payables and interest receivable	(940,982)	(3,705,857)
Net assets available for benefits	8,592,729,300	7,727,410,552
Plan's Interest in Master Trust Balances | Participant-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments, at fair value	454,340,193	394,553,469
Plan's Interest in Master Trust Balances | General Dynamics Corporation common stock
EBP, Master Trust [Line Items]
Investments, at fair value	1,367,195,387	1,211,184,648
Plan's Interest in Master Trust Balances | Investments in other equity securities
EBP, Master Trust [Line Items]
Investments, at fair value	512,592,998	593,388,554
Plan's Interest in Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Investments, at fair value	68,790,810	82,475,440
Plan's Interest in Master Trust Balances | Interest bearing cash
EBP, Master Trust [Line Items]
Investments, at fair value	16,863,041	15,588,274
Plan's Interest in Master Trust Balances | Overnight deposit accounts
EBP, Master Trust [Line Items]
Investments, at fair value	5,228,045	7,520,337
Plan's Interest in Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	5,535,796,638	4,697,827,838
Plan's Interest in Master Trust Balances | US government
EBP, Master Trust [Line Items]
Investments, at fair value	24,052,843	40,644,011
Plan's Interest in Master Trust Balances | Mortgage and asset-backed
EBP, Master Trust [Line Items]
Investments, at fair value	12,380,067	22,017,740
Plan's Interest in Master Trust Balances | Foreign government
EBP, Master Trust [Line Items]
Investments, at fair value	2,160,348	2,159,197
Plan's Interest in Master Trust Balances | Corporate debt
EBP, Master Trust [Line Items]
Investments, at fair value	$ 14,369,037	$ 30,291,501